NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 08, 2020	Jan. 13, 2020	Dec. 17, 2020	Nov. 20, 2020	Sep. 16, 2020	Mar. 27, 2020	Jan. 30, 2020	Mar. 22, 2019	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019	Oct. 30, 2020	Sep. 29, 2020	Jul. 02, 2020	Dec. 10, 2019	Jul. 12, 2019	Dec. 05, 2018	Oct. 03, 2018
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Principal term Loan					$ 3,000,000										$ 7,705,279	$ 3,000,000
Amendment fee											$ 834,000
Warrants exercisable, issued											20,227,863
Warrants exercisable, per share											$ 0.34
Existing warrants, cancelled											20,227,863
Warrants exercise price											$ 0.60
Maturity Date					Sep. 16, 2025						Dec. 31, 2022
Additional debt discount		$ 5,331,969			$ 542,986						$ 906,436
Warrants issued					30,000,000
Increase in additional paid in capital					$ 405,480				$ 892,713,747		892,713,747		$ 791,172,613
Loss on extinguishment									6,420,526	$ 11,570,696	17,493,887	$ 43,800,931	$ 44,355,401	$ 1,164,054
Gain on disposal of assets									394,621		779,198	$ 226,335
Fair value of warrant issued											$ 799,949
Issuance of subordinate voting shares, shares													6,801,790
Purchase price per share																		$ 0.43		$ 5.28
Description of cancellation of warrant						Convertible Facility will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first twelve months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Convertible Facility. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Convertible Facility prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter. The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date.		All Notes will have a maturity date of 36 months from the Closing Date (the “Maturity Date”), with a 12-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Notes. All Notes will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first 12 months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Notes. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Notes prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter.
Loss on extinguishment of debt						$ 1,070,688,300							$ 456,830
Issuance of subordinate voting shares, amount													5,255,172
Accured interest													$ 405,000
Kannaboost Technology Inc. [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Debt amendment description							Company amended the secured promissory note issued in connection with the acquisition of Kannaboost Technology Inc. and CSI Solutions LLC (collectively referred to as “Level Up”) wherein the principal amount was amended from $12,000,000 to $13,000,000 and the maturity date was extended to April 8, 2020. On February 10, 2020
Extension fees							$ 500,000
Loss on extinguishment of debt							$ 571,897
Rate of interest	9.00%
MM CAN USA [Member] | Stable Road Capital [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Issuance of subordinate voting shares, shares													8,105,642
Purchase price per share													$ 4.97
Additional warrants issued													511,628
Purchase price per share of additional warrant													$ 4.73
October 1, 2018 [Member] | MM CAN USA [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Issuance of subordinate voting shares, shares													8,105,642
Purchase price per share													$ 4.97
Additional warrants issued													511,628
Purchase price per share of additional warrant													$ 4.73
Amendment To Promissory Note [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Maturity Date											Apr. 01, 2022
Principal amount									$ 3,500,000		$ 3,500,000
Interest rate											9.00%
Loss on extinguishment											$ 2,410,504
Acquisition Promissory Note [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Gain on disposal of assets											$ 13,375,430
Convertible Debt [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Warrants exercisable, issued					3,293,413
Warrants exercise price					$ 0.21
Interest rate					7.50%
Proceeds convertible debenture					$ 10,000,000
Additional tranches amount					1,000,000
Maximum tranche amount					$ 10,000,000
Interest paid					7.50%
Voting share, greater than					$ 0.25
Conversion price					$ 0.17
Conversion of debt Amount					$ 1,000,000
Notes Payable [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Amendment fee													$ 500,000
Issuance of subordinate voting shares, amount													4,393,342	$ 8,929,288
Tranche 5 [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Increase in funds under facility					$ 12,000,000
Warrants issued					5,700,000										77,052,790
Description					The additional amounts are funded through incremental term loans at an interest rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind. In connection with each incremental draw under the amended Facility, the Company shall issue warrants equal to 200% of the incremental term loan amount, divided by the greater of (a) $0.20 per share and (b) 115% multiplied
Tranche 2 [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Warrants exercisable, issued					3,777,475
Warrants exercise price					$ 0.17
Purchase price per share																			$ 3.16
Tranche 3 [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Warrants exercisable, issued				3,592,425
Warrants exercise price				$ 0.17
Unsecured convertible debt				$ 1,000,000
Debt conversion price				$ 0.15
Purchase price per share																			$ 1.01
Tranche 4 [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Warrants exercisable, issued			3,597,100
Warrants exercise price			$ 0.18
Unsecured convertible debt			$ 1,000,000
Debt conversion price			$ 0.15
Hankey Capital [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Principal term Loan		$ 77,675,000															$ 77,675,000				$ 77,675,000
Rate of Interest		15.50%															15.50%				7.50%
Description		Company may prepay the amounts outstanding, on a non-revolving basis, at any time and from time to time, in whole or in part, without penalty. The amendment secured the Facility by a pledge of 100% of the equity interest in Project Compassion NY, LLC, which includes MedMen NY, Inc. and MMOF NY Retail, LLC.
Prepayment penalty, percentage																					1.00%
Description of cancellation of warrant		Company cancelled the existing 16,211,284 and 1,023,256 warrants issued to the lenders exercisable at $4.97 and $4.73 per share, respectively, representing 100% of the loan amount. The Company issued new warrants to the lenders totaling 40,455,729 warrants exercisable at $0.60 per share until December 31, 2022.
Hankey Capital [Member] | October 1, 2018 [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Senior secured term loan facility													$ 73,275,000